Insurance Contracts - Analysis of Insurance Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Amounts relating to changes in liabilities for remaining coverage:
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	$ (341)	$ (202)
Total insurance revenue for contracts not measured using the PAA	22,637	21,356
non-PAA
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses	4,842	4,739
Release of risk adjustment	596	545
CSM recognized for services provided	1,117	923
Income taxes specifically chargeable to the policyholder	26	5
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	341	202
Total insurance revenue for contracts not measured using the PAA	6,922	6,414
PAA
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	15,715	14,942
Reportable segments | Canada
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	8,778	8,165
Reportable segments | Canada | non-PAA
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses	3,084	2,924
Release of risk adjustment	353	344
CSM recognized for services provided	493	432
Income taxes specifically chargeable to the policyholder	(6)	5
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	190	90
Total insurance revenue for contracts not measured using the PAA	4,114	3,795
Reportable segments | Canada | PAA
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	4,664	4,370
Reportable segments | U.S.
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	12,296	11,721
Reportable segments | U.S. | non-PAA
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses	1,112	1,092
Release of risk adjustment	61	32
CSM recognized for services provided	118	116
Income taxes specifically chargeable to the policyholder	0	0
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	0	0
Total insurance revenue for contracts not measured using the PAA	1,291	1,240
Reportable segments | U.S. | PAA
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	11,005	10,481
Reportable segments | Asia
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	1,554	1,385
Reportable segments | Asia | non-PAA
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses	637	655
Release of risk adjustment	182	162
CSM recognized for services provided	506	365
Income taxes specifically chargeable to the policyholder	32	0
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	151	112
Total insurance revenue for contracts not measured using the PAA	1,508	1,294
Reportable segments | Asia | PAA
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	46	91
Reportable segments | Corporate
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	9	85
Reportable segments | Corporate | non-PAA
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses	9	68
Release of risk adjustment	0	7
CSM recognized for services provided	0	10
Income taxes specifically chargeable to the policyholder	0	0
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	0	0
Total insurance revenue for contracts not measured using the PAA	9	85
Reportable segments | Corporate | PAA
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	0	0
Consolidation adjustments
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	$ 0	$ 0